Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000017646 | Alphabet9289207
Holdings [Line Items]
Percent of Total Investments	2.80%
C000017646 | Citigroup9289272
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017646 | Cisco Systems9289268
Holdings [Line Items]
Percent of Total Investments	1.80%
C000017646 | Bristol-Myers Squibb9289258
Holdings [Line Items]
Percent of Total Investments	1.70%
C000017646 | Verizon Communications9289596
Holdings [Line Items]
Percent of Total Investments	1.70%
C000017646 | QUALCOMM9289533
Holdings [Line Items]
Percent of Total Investments	1.70%
C000017646 | Altria Group9289209
Holdings [Line Items]
Percent of Total Investments	1.60%
C000017646 | Merck9289477
Holdings [Line Items]
Percent of Total Investments	1.50%
C000017646 | Wells Fargo9289617
Holdings [Line Items]
Percent of Total Investments	1.40%
C000017646 | Dell Technologies9289315
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142889 | Alphabet9289207
Holdings [Line Items]
Percent of Total Investments	2.80%
C000142889 | Citigroup9289272
Holdings [Line Items]
Percent of Total Investments	1.90%
C000142889 | Cisco Systems9289268
Holdings [Line Items]
Percent of Total Investments	1.80%
C000142889 | Bristol-Myers Squibb9289258
Holdings [Line Items]
Percent of Total Investments	1.70%
C000142889 | Verizon Communications9289596
Holdings [Line Items]
Percent of Total Investments	1.70%
C000142889 | QUALCOMM9289533
Holdings [Line Items]
Percent of Total Investments	1.70%
C000142889 | Altria Group9289209
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142889 | Merck9289477
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142889 | Wells Fargo9289617
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142889 | Dell Technologies9289315
Holdings [Line Items]
Percent of Total Investments	1.40%